CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (569,213)	$ (1,625,864)	$ (3,526,551)	$ (2,921,250)	$ 618,883
Net (income) loss from discontinued operations				2,079,729	948,771
Net income (loss) from continuing operations	(569,213)	(1,625,864)	(3,526,551)	(841,521)	1,567,654
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities of continuing operations:
Non-cash interest on convertible promissory notes			491,210	31,583
Depreciation and amortization	15,840		14,819	63,836	64,011
Amortization of note discount	6,523
Change in value of derivatives			40,082
Changes in operating assets and liabilities:
Accounts receivable	439,804	389,555	(37,292)	(296,855)	290,293
Prepaid expenses and other current assets	196,660	75,806	(281,938)	(40,609)	3,000
Accounts payable	(204,546)	486,546	(777,831)	532,157	(173,582)
Accrued expenses	20,177	49,144	(77,764)	226,284	600,858
Accrued payroll and related	16,653		(201,025)	82,099	41,921
Deferred revenue	(993,897)	50,000	924,519	(314,343)	388,879
Accrued interest	(14,848)	80,042	46,790	218,260	21,550
Advances from officers, net	(42,890)	141,301	(28,540)	67,761	(79,119)
Net cash provided by (used in) operating activities of continuing operations	(1,129,737)	(353,470)	(3,413,521)	(271,348)	2,725,465
Net cash provided by (used in) operating activities of discontinued operations				(1,826,422)	(1,868,851)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,129,737)	(353,470)	(3,413,521)	(2,097,770)	856,614
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(159,746)
Net cash used in investing activities of continuing operations			(159,746)
Net cash used in investing activities of discontinued operations					(26,250)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES			(159,746)		(26,250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable		1,216,275	5,711,110	3,573,650	(23,125)
Payments on notes payable	(192,750)	(1,299,934)	(3,519,027)	(1,432,862)	(620,398)
Bank overdraft		81,861
Repurchase of common stock		(13,000)	(23,000)	(52,000)	(52,000)
Proceeds from sale of units	1,000,000		1,645,611
Net cash provided by (used in) financing activities of continuing operations	807,250	(14,798)	3,814,694	2,088,788	(695,523)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	807,250	(14,798)	3,814,694	2,088,788	(695,523)
NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATIONS	(322,487)	(368,268)	241,427	1,817,440	2,029,942
NET INCREASE (DECREASE) IN CASH FROM DISCONTINUED OPERATIONS				(1,826,422)	(1,895,101)
NET INCREASE (DECREASE) IN CASH	(322,487)	(368,268)	241,427	(8,982)	134,841
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	367,286	368,268	125,859	134,841
CASH AND CASH EQUIVALENTS, END OF PERIOD	44,799		367,286	125,859	134,841
Supplemental disclosures:
Interest paid in cash	117,853	39,502	1,156,066	354,556	242,856
Income taxes paid in cash
Conversion of convertible note and accrued interest into common stock			$ 1,386,450